CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Concession Financial And Sector Assets And Liabilities
Schedule of financial assets and liabilities of concession

Concession financial assets	2021	2020
Concession financial assets related to the infrastructure
Energy distribution concession (14.1)	684	530
Gas distribution concession (14.1)	34	29
Indemnifiable receivable — Generation (14.2)	816	816
Concession grant fee — Generation concessions (14.3)	2,792	2,549
	4,326	3,924
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	2,148	133
Total	6,474	4,058

Current assets	1,505	258
Non-current assets	4,969	3,799

Concession sector liabilities	2021	2020
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	51	231
Total	51	231

Current liabilities	51	231

Schedule of changes in concession financial assets related to infrastructure

The changes in concession financial assets related to infrastructure are as follows:

	Generation	Distribution	Gas	Total
Balances at December 31, 2018	3,225	396	—	3,621
Amounts received	(259)	—	—	(259)
Transfers from contract assets	—	48	—	48
Transfers from (to) intangible assets	—	(1)	24	23
Monetary updating	318	18	—	336
Disposals	—	(1)	—	(1)
Balances at December 31, 2019	3,284	460	24	3,768
Amounts received	(266)	—	—	(266)
Transfers from contract assets		60		60
Transfers from (to) intangible assets		(5)		(5)
Monetary updating	347	15	5	367
Balances at December 31, 2020	3,365	530	29	3,924
Amounts received	(280)	—	—	(280)
Transfers from contract assets	—	110	—	110
Transfers from (to) intangible assets	—	(9)	—	(9)
Monetary updating	523	54	5	582
Disposals	—	(1)	—	(1)
Balances at December 31, 2021	3,608	684	34	4,326

Schedule of generation indemnity receivable

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)

Lot D
UHE Três Marias	July 2015	396	71	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	3	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	2	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda	Dec. 2016	408	27	23
UHE Jaguara	Aug. 2013	424	40	174
UHE São Simão	Jan. 2015	1,710	2	3
		3,601.70	204	816

The changes in these concession financial assets are as follows:

The changes in these concession financial assets are as follows:

SPE	Plants	2020	Monetary updating	Amounts received	2021
Cemig Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
Cemig Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
Cemig Geração Itutinga S.A.	Itutinga	171	37	(21)	187
Cemig Geração Camargos S.A.	Camargos	128	27	(15)	140
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75
Total		2,550	523	(281)	2,792

SPE	Plants	2019	Monetary updating	Amounts received	2020
Cemig Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
Cemig Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
Cemig Geração Itutinga S.A.	Itutinga	165	25	(19)	171
Cemig Geração Camargos S.A.	Camargos	124	18	(14)	128
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550

SPE	Plants	2018	Monetary updating	Amounts received	2019
Cemig Geração Três Marias S.A.	Três Marias	1,370	171	(139)	1,402
Cemig Geração Salto Grande S.A.	Salto Grande	430	54	(44)	440
Cemig Geração Itutinga S.A.	Itutinga	161	23	(19)	165
Cemig Geração Camargos S.A.	Camargos	120	17	(13)	124
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	157	24	(20)	161
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	107	18	(15)	110
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	64	11	(9)	66
Total		2,409	318	(259)	2,468

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

	2021			2020
Financial position	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	989	4,133	5,122	84	1,562	1,646
Current assets	989	2,397	3,386	84	834	918
Non-current assets	—	1,736	1,736	—	728	728

Liabilities	(1,040)	(1,985)	(3,025)	(246)	(1,498)	(1,744)
Current liabilities	(1,040)	(1,175)	(2,215)	(246)	(903)	(1,149)
Non-current liabilities	—	(810)	(810)	—	(595)	(595)

Total current, net	(51)	1,222	1,171	(162)	(69)	(231)
Total non-current, net	—	926	926	—	133	133
Total, net	(51)	2,148	2,097	(162)	64	(98)

	2021			2020
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	24	(91)	(67)	1	—	1
Tariff for use of transmission facilities of grid participants	146	97	243	1	218	219
Tariff for transport of Itaipu supply	13	(1)	12	—	18	18
Alternative power source program (Proinfa)	11	19	30	—	6	6
ESS/EER System Service/Energy Charges	31	953	984	(1)	39	38
Energy purchased for resale	390	1,178	1,568	4	449	453

Other financial components
Over contracting of supply (1)	(68)	193	125	(56)	165	109
Neutrality of Parcel A	24	73	97	(3)	110	107
Billing return — Covid Account (2)	(371)	—	(371)	(86)	(395)	(481)
Other financial items	(230)	(226)	(456)	—	(504)	(504)
Excess demand and reactive power	(21)	(47)	(68)	(22)	(42)	(64)
TOTAL	(51)	2,148	2,097	(162)	64	(98)

(1)	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load — thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors’ over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT — not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents’ over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company’s position on this case is reinforced by the fact that the Brazilian Energy Distributors’ Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$192 on December 31, 2021, as ‘Other financial components’ to be ratified. At the reporting date for these financial statements, this matter was still pending analysis by Aneel, however, the decision of SGT/SEM Dispatch 2508 of 2020 is in force, and was considered in the last tariff process, in which part of the amount relating to over contracting in 2017 was ratified, totaling R$39.
(2)	This is a financial component created for return to customers of the amounts that were invoiced to them but received by Cemig from the Covid Account in 2020. These amounts will be returned to customers in the tariff process of 2021, updated by the Selic rate, ensuring of neutrality.

Changes in balances of these sector assets and liabilities:

Changes in balances of these sector assets and liabilities:

Balance at December 31, 2018	1,080
Additions	724
Amortization	(666)
Payments from the Flag Tariff Centralizing Account	(361)
Updating — Selic rate	105
Balance at December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of “Covid-account”	(1,404)
Updating — Selic rate (Note 29)	32
Balance at December 31, 2020	(98)
Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating — Selic rate (Note 29)	64
Balance at December 31, 2021	2,097

(1)	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.